Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of the deferred income tax assets and liabilities
Unrecognized tax benefits	$ 0	$ 0	$ 0
Income taxes paid	$ 37,200,000	$ 1,000,000.0	$ 16,000,000.0